Investments - Investments in associates (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Sep. 30, 2024 CAD ($) property item shares	Dec. 31, 2024 CAD ($) shares
Foremost Clean Energy Ltd | Non-core uranium exploration properties
Disclosure of associates [line items]
Option percentage of interest to be transferred		70.00%
Number of non core uranium exploration properties | property		10
Aggregate Consideration | $		$ 30,000,000
Percentage of interest in exploration properties		20.00%	20.00%
Timeline for second phase		36 months
Timeline for third phase		36 months
Foremost Clean Energy Ltd | Hatchet Lake
Disclosure of associates [line items]
Percentage of interest in exploration properties		14.03%
Foremost Clean Energy Ltd
Disclosure of associates [line items]
Shares issued		1,369,810
Percentage of outstanding shares issued		19.95%
Maximum number of directors to the board of directors | item		2
Percentage of equity interest maintained with equity participation right		19.95%
Shares acquired	607,600
Warrants acquired	607,600
Total Consideration | $	$ 1,822,000
Ownership Interest			19.13%
Shares held	1,977,410		1,977,410
Fair market value of shares | $	$ 4,054,000		$ 4,054,000